Related Party - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 5,207	€ 4,201	€ 9,490	€ 8,138
Long-term employee benefits	113		224
Post-employment benefits	203	192	442	470
Termination benefits	476		476
Share-based compensation	122	172	243	3,124
Key management personnel compensation, Total	€ 6,121	€ 4,565	€ 10,875	€ 11,732